Summary of Significant Accounting Policies (Details) - Schedule of foreign currency translation and transactions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of foreign currency translation and transactions [Abstract]
Balance sheet items, except for equity accounts	6.968%	6.8776%
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.9088%	6.6163%	6.7588%